STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

8.	STOCKHOLDERS’ EQUITY

The Company has 500,000,000 authorized shares of common stock, par value of $0.0001 per share and 50,000,000 authorized shares of preferred stock, par value of $0.0001 per share. 3,000,000 shares of preferred stock have been issued in connection with Mezzanine Equity discussed in Note 7 above.

On February 29, 2024, we entered into a consulting agreement with an individual, under which the consultant agreed to provide analysis and advisory services to us for consideration of $10,000 per month and the issuance to him of 500,000 shares of common stock, under the terms and conditions of the consulting agreement.

On March 28, 2024, the Company we entered into and closed a Contribution Agreement with Wildcat Partners SPV, LLC, a Delaware limited liability company (“Wildcat”), under which Wildcat transferred to us 100% of the issued and outstanding membership interests in each of (a) Wildcat Cowboy, LLC, a Texas limited liability company (“Cowboy”), (b) Wildcat Packer, LLC, a Texas limited liability company (“Packer”), (c) Wildcat Panther, LLC, a Texas limited liability company (“Panther”) and (d) Wildcat Valentine, LLC, a Texas limited liability company (“Valentine”). As consideration, we issued 2,500,000 shares of our common stock, under the terms and conditions of the Contribution Agreement.

On April 2, 2024, the Company issued 100,000 shares of common stock in connection with a consulting agreement under which the consultant has agreed to provide advisory services.

Effective December 30, 2024, the Company issued 8,432,047 shares of common stock to the Participants in the Johnson Project. On October 6, 2023, the Company and certain investor participants (each a “Participant” and collectively the “Participants”) entered into twenty-five separate Participation Agreements (the “Participation Agreements”) to conduct drilling of wells in the Company’s approximately 17,000 acre Johnson Prospect in Hudspeth County, Texas. Within a specified period following drilling of the initial five wells, pursuant to the Participation Agreement, each Participant had the right to elect to transfer and assign all its interests to the Company in exchange for the issuance of shares of common stock. All 25 participants elected to exercise that right effective December 30, 2024, requiring the issuance of common stock.

On December 31, 2024, the Company authorized issuance of 3,000,000 shares of common stock to directors, an officer, and a consultant for services.

On March 10, 2025, the Company authorized issuance of 1,025,000 shares of common stock valued at par value of $103 to directors, an officer, and a consultant for services.

On September 25, 2025, the Company authorized issuance of 250,000 shares of common stock valued at par value of $25 to a consultant for services.

Stock Based Compensation

In 2022, the Company’s board of directors adopted, and the stockholders approved, the 2022 Equity Incentive Plan (the “2022 Plan”). The 2022 Plan permits the Company to grant stock options, restricted stock, restricted stock units, performance shares awards and any one or more of the foregoing, for up to a maximum of 58,273,612 shares following an automatic increase to the number of shares reserved under the 2022 Plan on January 1, 2023.

During the year ended December 31, 2023, the Company granted 35,856,521 stock options in the first and second quarters of 2023 as authorized under the 2022 Plan.

Upon the resignations by certain of the Company’s employees in the second quarter, 2023, 6,618,889 of the options granted to those employees in March, 2023. were forfeited, canceled, and returned to the option pool available under the 2022 Plan.

As of December 31, 2025 and 2024, 29,237,632 options were outstanding.

Vesting was subject to continued service with the Company for up to one year with provisions for earlier vesting subject to the attainment of events outlined in the Plan.

All options outstanding were fully vested as of December 31, 2023.

Inputs to the Black-Scholes Model are as follows:

Risk-free interest rate	4.00%
Expected volatility of common stock	125.39%
Dividend yield	0.00%
Discount due to lack of marketability	0%
Expected life of option	5.5 Years

A summary of stock options outstanding as of December 31, 2025, all of which expire in 2033, including the relevant exercise price is presented below:

Exercise	Expiration
Price	2033	Total
$1.2056	29,237,632	29,237,632
	29,237,632	29,237,632